                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6362

                           Van Kampen Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


PAR
AMOUNT
(000)           DESCRIPTION                            COUPON      MATURITY               VALUE

                MUNICIPAL BONDS 149.0%
                ALABAMA    2.5%
 $     1,000    Birmingham Baptist Med
                Ctr AL Baptist Hlth Sys Ser A           5.875%     11/15/24          $   1,069,360
       2,695    Gadsden, AL Wts Ser B
                (AMBAC Insd)                            5.250      08/01/21              2,966,602
       2,000    Jefferson Cnty, AL Ltd
                Oblig Sch Wt Ser A                      5.250      01/01/23              2,135,900
       4,000    Jefferson Cnty, AL Swr
                Rev Cap Impt Wts
                (Prerefunded @
                08/01/12) (FGIC Insd)                   5.125      02/01/42              4,354,600
       1,735    Jefferson Cnty, AL Swr
                Rev Cap Impt Wts Ser A
                (Prerefunded @
                02/01/11) (FGIC Insd)                   5.000      02/01/41              1,886,622
       2,370    Marshall Cnty, AL
                Hlthcare Ser C                          6.000      01/01/32              2,550,428
                                                                                    ---------------
                                                                                        14,963,512
                                                                                    ---------------

                ALASKA    0.2%
       1,000    Alaska St Intl Arpt Rev
                Ser B (AMBAC Insd)                      5.750      10/01/17              1,128,380
                                                                                    ---------------

                ARIZONA    0.4%
       1,425    Arizona Cap Fac Fin
                Corp Student Hsg Rev AZ
                St Univ Proj                            6.250      09/01/32              1,522,057
       1,000    Arizona Hlth Fac Auth
                Hosp John C Lincoln
                Hlth Network                            6.375      12/01/37              1,104,420
                                                                                    ---------------
                                                                                         2,626,477
                                                                                    ---------------

                ARKANSAS    0.7%
       2,310    Arkansas St Dev Fin
                Auth Rev St Agy Fac
                Donaghey Plaza Proj
                (FSA Insd)                              5.000      06/01/34              2,419,933
       1,565    Fort Smith, AR Wtr & Swr
                Rev Ser C (FSA Insd) (a)                5.000      10/01/21              1,672,938
                                                                                    ---------------
                                                                                         4,092,871
                                                                                    ---------------

                CALIFORNIA    20.1%
       4,000    Anaheim, CA Pub Fin
                Auth Lease Rev Cap
                Apprec Sub Pub Impt
                Proj C (FSA Insd)                         *        09/01/20              2,043,800
       7,500    Anaheim, CA Pub Fin
                Auth Rev Elec Sys Dist
                Fac Ser A (FSA Insd)                    5.000      10/01/31              7,818,300
       2,100    Bay Area Govt Assn CA
                Rev Tax Alloc CA Redev
                Pool Ser A (XLCA Insd)                  5.250      09/01/35              2,242,989
       7,125    California Ed Fac Auth
                Rev Pepperdine Univ Ser
                A Rfdg (FGIC Insd)                      5.000      09/01/33              7,464,435
         350    California Hlth Fac Fin
                Auth Rev Casa De Las
                Ser A (MBIA Insd)                       5.250      08/01/17                369,428
       1,000    California Hlth Fac Fin
                Auth Rev Cedars Sinai
                Med Ctr Rfdg (b)                        5.000      11/15/27              1,034,010
       1,000    California Pollutn Ctl
                Fin Auth Solid Waste
                Disp Rev Waste Mgmt Inc
                Proj Ser B (AMT)                        5.000      07/01/27                989,450
       2,500    California St (AMBAC Insd)              5.000      04/01/21              2,621,850
       5,500    California St (AMBAC Insd)              5.125      10/01/27              5,747,885
       5,000    California St (MBIA Insd)               5.000      02/01/32              5,195,050

       1,250    California St Dept Wtr
                Res Pwr Ser A                           6.000      05/01/15              1,431,587
       4,000    California St Dept Wtr
                Res Pwr Ser A (AMBAC
                Insd) (c)                               5.375      05/01/18              4,404,040
       3,705    California St Dept Wtr
                Res Pwr Ser A (MBIA Insd)               5.375      05/01/21              4,098,138
       2,000    California St Dept Wtr
                Res Pwr Ser A (MBIA Insd)               5.375      05/01/22              2,212,220
       5,295    California St Econ Rec Ser A            5.000      07/01/17              5,665,491
       1,000    California St Pub Wks
                Brd Lease Rev Dept
                Corrections Ser E Rfdg
                (XLCA Insd)                             5.000      06/01/18              1,065,730
       1,000    California St Pub Wks
                Brd UCLA Replacement
                Hosp Ser A (FSA Insd)                   5.375      10/01/20              1,084,620
       5,000    California St Univ Rev
                Syswide Ser A (AMBAC Insd)              5.000      11/01/23              5,289,600
       2,650    California Stwide Cmnty
                Dev Auth Ctf Part
                (Acquired 11/23/99,
                Cost $2,650,000) (d)                    7.250      11/01/29              2,782,314
       3,500    Capistrano, CA Uni Sch
                Dist (FGIC Insd)                        5.000      09/01/29              3,723,755
       3,000    Contra Costa, CA Home
                Mtg Fin Auth Home Mtg
                Rev (Escrowed to
                Maturity) (MBIA Insd)                     *        09/01/17              1,435,710
       1,000    Davis, CA Pub Fac Fin
                Auth Mace Ranch Area Ser A              6.600      09/01/25              1,046,920
         400    Del Mar, CA Race Track
                Auth Rev Rfdg                           6.000      08/15/06                403,608
      18,000    Foothill/Eastern
                Corridor Agy CA Toll Rd
                Rev Cap Apprec Rfdg
                (MBIA Insd)                               *        01/15/25              6,208,380
      27,810    Foothill/Eastern
                Corridor Agy CA Toll Rd
                Rev Cap Apprec Rfdg                       *        01/15/33              5,558,385
       6,000    Foothill/Eastern
                Corridor Agy CA Toll Rd
                Rev Cap Apprec Sr Lien
                Ser A (Escrowed to Maturity)              *        01/01/18              3,588,960
       1,000    Golden St Tob
                Securitization Corp CA
                Tob Settlement Rev
                Enhanced Asset Bkd Ser A (b)            5.000      06/01/45              1,027,640
       2,240    Huntington Park, CA
                Redev Agy Rev Tax Alloc
                Santa Fe Redev Rfdg                     6.200      10/01/27              2,333,744
       2,635    Imperial Irr Dist CA
                Ctf Part Elec Sys Proj
                (FSA Insd)                              5.250      11/01/23              2,840,451
       1,500    Long Beach, CA Bd Fin
                Auth Rev Redev Hsg &
                Gas Util Fin Ser  A-1
                (AMBAC Insd)                            5.000      08/01/35              1,566,645
       2,000    Los Angeles, CA Uni Sch
                Dist Ser A (MBIA Insd)                  5.375      07/01/18              2,229,620
       4,400    Los Angeles, CA Uni Sch
                Dist Ser A (MBIA Insd)                  5.250      07/01/19              4,864,464
       5,585    Sacramento, CA City Fin
                Auth Rev Comb Proj B
                (MBIA Insd)                               *        11/01/14              3,845,440
       1,375    San Bernadino, CA Jt
                Pwrs Fin Auth Alloc Rev
                Cent City Merged Proj A
                Rfdg (AMBAC Insd) (a)                   5.750      07/01/20              1,622,087
       3,545    San Diego, CA Uni Sch
                Dist Election 1998 Ser
                E-1 Rfdg (MBIA Insd)                    5.000      07/01/23              3,815,448
       2,500    San Francisco, CA City
                & Cnty Pub Util Com Wtr
                Rev Ser A (MBIA Insd)                   5.000      11/01/32              2,616,975
       3,000    San Jose, CA Fin Auth
                Lease Rev Civic Ctr
                Proj Ser B (AMBAC Insd)                 5.000      06/01/32              3,114,300
       5,000    University CA Rev Gen
                Ser B (AMBAC Insd)                      5.000      05/15/20              5,352,800
                                                                                    ---------------
                                                                                       120,756,269
                                                                                    ---------------

                COLORADO    2.7%
       1,000    Colorado Hlth Fac Auth
                Rev Catholic Hlth
                Initiatives Ser A
                (Escrowed to Maturity)                  5.500      03/01/32              1,105,750
       1,125    Colorado Hlth Fac Auth
                Rev Hosp Portercare
                Adventist Hlth                          6.500      11/15/31              1,246,162
       4,000    Colorado Springs, CO
                Util Rev Sys Sub Lien
                Impt Ser A Rfdg                         5.000      11/15/29              4,147,160


       2,200    La Plata Cnty, CO Sch
                Dist 9-R Durango
                (Prerefunded @
                11/01/12) (MBIA Insd) (a)               5.250      11/01/21              2,397,582
       6,365    Platte Riv Pwr Auth CO
                Pwr Rev Ser EE                          5.375      06/01/16              7,009,711
                                                                                    ---------------
                                                                                        15,906,365
                                                                                    ---------------

                CONNECTICUT    4.2%
       1,645    Bridgeport, CT Ser A
                (MBIA Insd)                             5.250      08/15/20              1,799,087
       2,265    Bridgeport, CT Ser A
                (MBIA Insd) (a)                         5.250      08/15/23              2,464,614
       2,840    Connecticut St Spl
                Oblig Pkg Rev Bradley
                Intl Arpt Ser A (AMT)
                (ACA Insd)                              6.600      07/01/24              3,071,659
       3,540    Mashantucket Western
                Pequot Tribe CT Spl Rev
                Ser A, 144A - Private
                Placement (e)                           6.400      09/01/11              3,706,061
       3,460    Mashantucket Western
                Pequot Tribe CT Spl Rev
                Ser A, 144A - Private
                Placement (Prerefunded
                @ 09/01/07) (e)                         6.400      09/01/11              3,696,699
       6,500    Mashantucket Western
                Pequot Tribe CT Spl Rev
                Ser B, 144A - Private
                Placement (e)                           5.750      09/01/18              6,795,035
       3,500    Mashantucket Western
                Pequot Tribe CT Spl Rev
                Ser B, 144A - Private
                Placement (e)                           5.750      09/01/27              3,613,435
                                                                                    ---------------
                                                                                        25,146,590
                                                                                    ---------------

                DISTRICT OF COLUMBIA    1.0%
       1,000    District of Columbia
                Hosp Rev Medlantic
                Hlthcare Group A Rfdg
                (Escrowed to Maturity)
                (MBIA Insd)                             5.875      08/15/19              1,048,350
       5,000    Metropolitan Washington
                DC Arpt Auth Sys Ser A
                (AMT) (FGIC Insd)                       5.125      10/01/26              5,205,900
                                                                                    ---------------
                                                                                         6,254,250
                                                                                    ---------------

                FLORIDA    9.8%
       3,380    Brevard Cnty, FL Hlth
                Fac Hlth First Inc Proj
                (MBIA Insd)                             5.125      04/01/31              3,531,086
       2,550    Broward Cnty, FL Wtr &
                Swr Util Rfdg (MBIA Insd)               5.000      10/01/20              2,730,361
         345    Escambia Cnty, FL Hlth
                Fac Auth Rev (AMBAC Insd)               5.950      07/01/20                348,108
       1,500    Florida Muni Ln Council
                Rev Ser A (MBIA Insd)                   5.000      02/01/35              1,574,655
       3,000    Florida St Dept
                Environmental
                Protection Preservation
                Rev Ser A (FGIC Insd)                   5.750      07/01/10              3,332,040
       3,880    Florida St Dept Trans
                Right of Way Ser A                      5.250      07/01/21              4,275,721
       5,000    Florida St Dept Trans
                Tpk Rev Ser A                           5.000      07/01/29              5,302,950
       1,895    Gulf Breeze, FL Rev Loc
                Govt (Variable Rate
                Coupon) (FGIC Insd) (a)                 5.625      12/01/20              2,045,084
       2,310    Hillsborough Cnty, FL
                Indl Dev Auth Andl Dev
                Rev Hlth Fac Proj Univ
                Cmnty Hosp Ser A                        5.500      08/15/14              2,406,812
         265    Lakeland, FL Hosp Sys
                Rev Lakeland Regl Hlth Sys              5.500      11/15/32                279,310
       1,515    Miami Beach, FL
                Stormwtr Rev (FGIC Insd)                5.250      09/01/25              1,626,337
       2,000    Miami-Dade Cnty, FL
                Aviation Rev Miami Intl
                Arpt (AMT) (FGIC Insd)                  5.375      10/01/25              2,128,060
       2,700    Miami-Dade Cnty, FL
                Aviation Rev Miami Intl
                Arpt (AMT) (FGIC Insd)                  5.375      10/01/32              2,856,681
       5,000    Miami-Dade Cnty, FL
                Aviation Ser A (AMT)
                (FSA Insd)                              5.125      10/01/35              5,194,400
       1,855    Miami-Dade Cnty, FL
                Hlth Fac Miami
                Childrens Hosp Ser A
                Rfdg (AMBAC Insd)                       5.000      08/15/20              1,944,077
       5,000    Miami-Dade Cnty, FL Spl
                Oblig Cap Apprec & Inc
                Sub Ser B (MBIA Insd) (f)         0.000/5.000      10/01/35              4,313,300
       3,750    Orange Cnty, FL Sch Brd
                Ctf Ser A (AMBAC Insd)                  5.250      08/01/14              4,135,312


       4,320    Orange Cnty, FL Tourist
                Dev Tax Rev
                (Prerefunded @
                10/01/09) (AMBAC Insd)                  5.625      10/01/14              4,728,586
       4,300    Orange Cnty, FL Tourist
                Dev Tax Rev
                (Prerefunded @
                10/01/09) (AMBAC Insd)                  5.500      10/01/31              4,685,839
       1,060    Tallahassee, FL Lease
                Rev FL St Univ Proj Ser
                A (MBIA Insd) (a)                       5.500      08/01/18              1,167,272
                                                                                    ---------------
                                                                                        58,605,991
                                                                                    ---------------

                GEORGIA    2.7%
       2,000    Atlanta, GA Arpt
                Passenger Fac Gen Sub
                Lien Ser C (FSA Insd)                   5.000      01/01/33              2,100,500
       1,000    Augusta, GA Gen Arpt
                Rev Passenger Ser B (AMT)               5.350      01/01/28              1,016,230
       1,400    Municipal Elec Auth GA
                Combustion Turbine Ser
                A (MBIA Insd)                           5.250      11/01/14              1,537,172
       8,025    Municipal Elec Auth GA
                Combustion Turbine Ser
                A (MBIA Insd)                           5.250      11/01/18              8,807,036
       1,000    Oconee Cnty, GA Indl
                Dev Auth Oiit Proj
                (XLCA Insd)                             5.250      07/01/23              1,071,150
       2,000    Royston, GA Hosp Auth
                Hosp Ctf Rev Ty Cobb
                Hlthcare Sys Inc Rfdg                   6.500      07/01/27              1,869,560
                                                                                    ---------------
                                                                                        16,401,648
                                                                                    ---------------

                HAWAII    0.0%
         320    Honolulu, HI City &
                Cnty Wastewtr Sys Rev
                Cap Apprec (FGIC Insd)                    *        07/01/12                244,592
                                                                                    ---------------

                ILLINOIS    11.9%
       3,400    Carol Stream, IL First
                Mtg Rev Windsor Pk Mnr
                Proj (Prerefunded @
                12/01/07)                               7.000      12/01/13              3,742,244
       1,500    Champaign Cnty, IL
                Cmnty Unit Sch Dist No
                116 Urbana Ser C
                (Prerefunded @
                01/01/10) (FGIC Insd)                     *        01/01/16                912,600
       1,300    Champaign Cnty, IL
                Cmnty Unit Sch Dist No
                116 Urbana Ser C
                (Prerefunded @
                01/01/10) (FGIC Insd)                     *        01/01/18                699,985
       4,000    Chicago, IL
                Neighborhoods Alive 21
                Pgm Ser A (Prerefunded
                @ 07/01/10) (FGIC Insd)                 5.750      01/01/40              4,416,280
       2,500    Chicago, IL O'Hare Intl
                Arpt Rev Gen Arpt Third
                Lien C 2 Rfdg (AMT)
                (FSA Insd)                              5.250      01/01/30              2,636,425
       5,000    Chicago, IL O'Hare Intl
                Arpt Rev Gen Arpt Third
                Lien Ser A Rfdg (AMT)
                (MBIA Insd)                             5.375      01/01/32              5,256,850
       1,015    Chicago, IL O'Hare Intl
                Arpt Rev Second Lien
                Passenger Fac Ser B
                (AMBAC Insd)                            5.500      01/01/16              1,111,516
       1,980    Chicago, IL Pk Dist Ser
                C (FGIC Insd)                           5.500      01/01/19              2,174,000
       2,565    Chicago, IL Proj Ser C
                Rfdg (FGIC Insd) (a)                    5.750      01/01/12              2,852,793
       1,000    Cook Cnty, IL Cmnty
                Cons Sch Dist No 64
                Park Ridge (FSA Insd)                   5.500      12/01/14              1,134,060
       1,000    Cook Cnty, IL Ser A
                (FGIC Insd)                             5.500      11/15/31              1,089,780
       5,000    Du Page Cnty, IL Trans
                Rev (Prerefunded @
                07/01/11) (FSA Insd)                    5.750      01/01/15              5,621,050
       4,000    Hodgkins, IL Tax
                Increment Ser A Rfdg                    7.625      12/01/13              4,145,240
       2,725    Illinois Dev Fin Auth
                Rev Cmnty Rehab
                Providers Fac Ser A                     7.375      07/01/25              2,981,749
       2,305    Illinois Dev Fin Auth
                Rev Loc Govt Pgm Aurora
                East Sch (MBIA Insd)                      *        12/01/15              1,489,237
       1,565    Illinois Ed Fac Auth
                Rev DePaul Univ
                (Prerefunded @
                10/01/10) (AMBAC Insd)                  5.625      10/01/15              1,751,830
       1,740    Illinois Ed Fac Auth
                Rev Lewis Univ                          5.900      10/01/14              1,749,500

       2,500    Illinois Fin Auth Rev
                Northwestern Mem Hosp
                Ser A                                   5.500      08/15/43              2,696,150
       1,645    Illinois Hlth Fac Auth
                Rev Evangelical Hosp
                Ser C Rfdg (FSA Insd)                   6.750      04/15/12              1,895,237
       1,500    Illinois St First Ser
                (FGIC Insd)                             5.375      11/01/14              1,648,470
       3,000    Illinois St First Ser
                (FSA Insd)                              5.250      12/01/21              3,272,160
       3,440    Kendall Kane & Will
                Cntys, IL Cmnty Sch
                Dist No 308 Ser B (FGIC
                Insd) (a)                               5.250      10/01/19              3,762,810
       3,460    Metropolitan Pier &
                Expo Auth IL Dedicated
                St Tax Rev Cap Apprec
                (FGIC Insd)                               *        06/15/14              2,405,254
         870    Metropolitan Pier &
                Expo Auth IL Dedicated
                St Tax Rev Cap Apprec
                (Escrowed to Maturity)
                (FGIC Insd)                               *        06/15/14                609,539
       2,675    Metropolitan Pier &
                Expo Auth IL Dedicated
                St Tax Rev McCormick Pl
                Expn Ser A (MBIA Insd)                  5.250      06/15/42              2,841,866
       1,510    Roselle, IL
                Multi-Family Hsg Rev
                Waterbury Apts Ser A
                Rfdg (GNMA Collateralized)              7.000      01/01/25              1,542,495
       2,500    Schaumburg, IL Ser B
                (FGIC Insd)                             5.000      12/01/41              2,597,200
       3,505    Will Cnty, IL Cmnty Sch
                Dist No 161 Summit Hill
                Cap Apprec (FGIC Insd) (a)                *        01/01/14              2,484,870
       2,010    Will Cnty, IL Cmnty Sch
                Dist No 161 Summit Hill
                Cap Apprec (FGIC Insd)                    *        01/01/16              1,286,179
       1,415    Will Cnty, IL Cmnty Sch
                Dist No 161 Summit Hill
                Cap Apprec (FGIC Insd)                    *        01/01/19                780,712
                                                                                    ---------------
                                                                                        71,588,081
                                                                                    ---------------

                INDIANA    1.4%
       1,000    Allen Cnty, IN Juvenile
                Justice Ctr First Mtg
                (AMBAC Insd)                            5.500      01/01/18              1,105,400
       1,000    Clark Pleasant, IN
                Cmnty Sch First Mtg
                (Prerefunded @
                01/15/12) (AMBAC Insd)                  5.500      07/15/13              1,102,770
       2,000    Indiana Hlth Fac Fin
                Auth Hosp Rev Cmnty
                Proj Ser A (AMBAC Insd)                 5.000      05/01/35              2,099,080
       1,500    Petersburg, IN Pollutn
                Ctl Rev IN Pwr & Lt
                (AMT) (g)                               5.950      12/01/29              1,563,720
       2,500    Vigo Cnty, IN Sch Bldg
                Corp First Mtg Impt &
                Rfdg (FSA Insd)                         5.250      07/10/24              2,670,450
                                                                                    ---------------
                                                                                         8,541,420
                                                                                    ---------------

                KANSAS    0.5%
       1,395    Wichita, KS Pub Bldg
                Comm Rev Wichita St
                Univ Proj Ser L Rfdg
                (AMBAC Insd) (a)                        5.000      02/01/15              1,497,337
       1,465    Wichita, KS Pub Bldg
                Comm Rev Wichita St
                Univ Proj Ser L Rfdg
                (AMBAC Insd) (a)                        5.000      02/01/16              1,573,776
                                                                                    ---------------
                                                                                         3,071,113
                                                                                    ---------------

                KENTUCKY    0.4%
       2,350    Louisville & Jefferson,
                KY Swr Ser A (MBIA
                Insd) (a)                               5.500      05/15/15              2,621,637
                                                                                    ---------------

                LOUISIANA    4.0%
       5,000    Ernest N Morial New
                Orleans LA Sr Sub Ser A
                (AMBAC Insd)                            5.250      07/15/21              5,479,550
       2,000    Ernest N Morial-New
                Orleans, LA Exhib Hall
                Auth Spl Tax Sr Sub Ser
                A (AMBAC Insd)                          5.000      07/15/33              2,080,500
       1,495    Louisiana Hsg Fin Agy
                Rev Azalea Estates Ser
                A Rfdg (AMT) (GNMA
                Collateralized)                         5.375      10/20/39              1,565,220
       1,675    Louisiana Loc Govt
                Environmental Fac Pkg
                Fac Corp Garage Proj
                Ser A (AMBAC Insd) (a)                  5.200      10/01/19              1,817,710


       2,580    Louisiana Loc Govt
                Environmental Rev
                Southeastn LA Student
                Hsg A (MBIA Insd)                       5.250      08/01/21              2,810,652
       3,000    Louisiana St Ser A
                (FGIC Insd)                             5.500      11/15/07              3,171,120
       7,665    Louisiana St Univ &
                Agric & Mechanical
                College Univ Rev Master
                Agreement (Acquired
                11/30/98, Cost
                $7,665,459) (d)                         5.750      10/30/18              7,312,694
                                                                                    ---------------
                                                                                        24,237,446
                                                                                    ---------------

                MAINE    0.2%
       1,000    Maine Vets Homes, ME
                Rev (Prerefunded @ 10/01/05)            7.750      10/01/20              1,027,930
                                                                                    ---------------

                MARYLAND    1.4%
       2,300    Baltimore, MD Cap
                Apprec Cons Pub Ser A
                Impt & Rfdg (FGIC Insd)                   *        10/15/06              2,158,297
       1,845    Baltimore, MD Cap
                Apprec Ser A (FGIC Insd)                  *        10/15/07              1,630,002
       1,700    Maryland St Trans Auth
                Arpt Baltimore/WA Intl
                Arpt B (AMT) (AMBAC Insd)               5.125      03/01/24              1,790,916
       2,365    Northeast, MD Waste
                Disp Auth Rfdg (AMT)
                (AMBAC Insd)                            5.500      04/01/16              2,573,617
                                                                                    ---------------
                                                                                         8,152,832
                                                                                    ---------------

                MASSACHUSETTS    4.1%
       1,495    Massachusetts Bay Tran
                Auth MA Sales Tax Rev Ser A             5.000      07/01/35              1,541,928
       1,775    Massachusetts Muni Whsl
                Elec Co Nuclear Proj 5
                (MBIA Insd)                             5.250      07/01/13              1,947,104
       2,165    Massachusetts St Dev
                Fin Agy Proj Ser R-2
                (MBIA Insd)                             5.125      02/01/34              2,272,687
         750    Massachusetts St Dev
                Fin Agy Rev Boston
                Architectural Ctr (ACA Insd)            6.100      09/01/18                792,263
       1,000    Massachusetts St Dev
                Fin Agy Rev Boston
                Architectural Ctr (ACA Insd)            6.250      09/01/28              1,051,950
       3,600    Massachusetts St Dev
                Fin Agy Rev Boston Univ
                Ser T-1 (AMBAC Insd)                    5.000      10/01/35              3,807,180
       1,000    Massachusetts St Hlth &
                Ed Fac Auth Rev Part
                Hlthcare Sys Ser C                      5.750      07/01/32              1,107,430
       3,700    Massachusetts St Hlth &
                Ed Fac Auth Rev Ser G
                (MBIA Insd)                             5.000      07/01/13              3,743,401
       2,500    Massachusetts St Sch
                Bldg Auth Dedicated
                Sales Tax Rev Ser A
                (MBIA Insd) (b)                         5.000      08/15/27              2,664,800
       2,500    Massachusetts St Spl
                Oblig Dedicated Tax Rev
                (Prerefunded @
                01/01/14) (FGIC Insd)                   5.000      01/01/34              2,721,000
       3,000    Massachusetts St Wtr
                Res Auth Gen Ser J (FSA Insd)           5.000      08/01/32              3,126,780
                                                                                    ---------------
                                                                                        24,776,523
                                                                                    ---------------

                MICHIGAN    3.2%
       3,365    Detroit, MI Loc Dev Fin
                Auth Tax Increment Sr
                Ser B (Acquired
                09/08/97, Cost
                $3,365,000) (d)                         6.700      05/01/21              3,442,193
         825    Detroit, MI Loc Dev Fin
                Auth Tax Increment Sub
                Ser C (Acquired
                09/08/97, Cost
                $850,000) (d)                           6.850      05/01/21                845,246
       3,860    Detroit, MI Ser A (XLCA
                Insd) (a)                               5.250      04/01/21              4,135,025
       2,930    Detroit, MI Wtr Supply
                Sys Rev Sr Lien Ser C
                Rfdg (MBIA Insd) (a)                    5.250      07/01/18              3,220,304
       1,180    Hillsdale, MI Hosp Fin
                Auth Hosp Rev Hillsdale
                Cmnty Hlth Ctr                          5.750      05/15/18              1,256,016
       1,000    Kent Hosp Fin Auth MI
                Rev Met Hosp Proj Ser A                 6.000      07/01/35              1,076,700

       1,450    Michigan St Hosp Fin
                Auth Rev Chelsea Cmnty
                Hosp Oblig (b)                          5.000      05/15/37              1,428,758
         500    Michigan St Hosp Fin
                Auth Rev Hosp Genesys
                Regl Med Ser A Rfdg
                (Escrowed to Maturity)                  5.375      10/01/13                536,930
       1,550    Michigan St Hsg Dev
                Rental Hsg Rev Ser A
                (AMT) (MBIA Insd)                       5.300      10/01/37              1,580,504
       1,500    Michigan St Strategic
                Fd Detroit Edison Co
                Proj C Rfdg (AMT) (XLCA Insd)           5.450      12/15/32              1,596,000
                                                                                    ---------------
                                                                                        19,117,676
                                                                                    ---------------

                MINNESOTA    0.2%
       1,260    Glencoe, MN Hlthcare
                Fac Regl Hlth Svc Proj (b)              5.000      04/01/31              1,256,837
                                                                                    ---------------

                MISSISSIPPI    0.5%
       2,500    Mississippi Bus Fin
                Corp MS Pollutn Ctl Rev
                Sys Energy Res Inc Proj                 5.875      04/01/22              2,537,525
         355    Mississippi Home Corp
                Single Family Rev Mtg
                Ser F (AMT) (GNMA
                Collateralized)                         7.550      12/01/27                363,698
                                                                                    ---------------
                                                                                         2,901,223
                                                                                    ---------------

                MISSOURI    2.3%
       1,400    Ellisville, MO Indl Dev
                Auth Rev Gambrill
                Gardens Proj Rfdg & Impt                6.100      06/01/20              1,420,664
       1,000    Ellisville, MO Indl Dev
                Auth Rev Gambrill
                Gardens Proj Rfdg & Impt                6.200      06/01/29              1,012,740
       1,740    Good Shepherd Nursing
                Home Dist MO Nursing
                Home Fac Rev
                (Prerefunded @ 08/15/05)                7.625      08/15/15              1,778,350
       1,000    Kearney, MO (AMBAC Insd)                5.500      03/01/16              1,096,710
       1,415    Missouri St Hlth & Ed
                Fac Rev Univ MO
                Columbia Arena Proj                     5.000      11/01/18              1,517,701
       1,000    Missouri St Hwys &
                Trans Commn Rd Rev Ser A                5.125      02/01/17              1,081,420
       2,810    Perry Cnty, MO Nursing
                Home Rev Rfdg                           5.900      03/01/28              2,809,831
       2,505    Saint Louis, MO Arpt
                Rev Cap Impt Prog Ser A
                (Prerefunded @
                07/01/12) (MBIA Insd) (a)               5.375      07/01/20              2,787,389
                                                                                    ---------------
                                                                                        13,504,805
                                                                                    ---------------

                NEBRASKA    0.7%
       4,000    Nebraska Pub Pwr Dist
                Gen Ser A (AMBAC Insd)                  5.000      01/01/35              4,190,280
                                                                                    ---------------

                NEVADA    2.6%
       3,000    Clark Cnty, NV Arpt Rev
                Sub Lien Ser A-2 (FGIC Insd)            5.000      07/01/36              3,125,910
       5,000    Clark Cnty, NV Bd Bk
                (MBIA Insd)                             5.000      06/01/32              5,197,250
       3,000    Clark Cnty, NV Indl Dev
                Rev Southwest Gas Corp
                Proj Ser A (AMT) (AMBAC Insd)           5.250      07/01/34              3,163,950
       2,500    Reno, NV Cap Impt Rev
                (FGIC Insd)                             5.125      06/01/26              2,628,050
       1,500    Reno, NV Sr Lien Retrac
                Reno Trans Proj (AMBAC Insd)            5.125      06/01/37              1,567,050
                                                                                    ---------------
                                                                                        15,682,210
                                                                                    ---------------

                NEW HAMPSHIRE    1.3%
       4,800    New Hampshire Higher Ed
                & Hlth Fac Auth Rev
                Daniel Webster College Issue            6.300      07/01/29              4,833,792
       2,000    New Hampshire Higher Ed
                & Hlth Fac Auth Rev
                Riverwoods at Exeter Ser A              6.500      03/01/23              2,031,720

       1,000    New Hampshire Hlth & Ed
                Fac Auth Rev Derryfield Sch             6.750      07/01/20              1,067,400
                                                                                    ---------------
                                                                                         7,932,912
                                                                                    ---------------

                NEW JERSEY    10.3%
       1,465    Eastern Camden Cnty, NJ
                Regl Sch Dist Rfdg
                (FGIC Insd) (a)                           *        03/01/06              1,440,520
       1,615    Eastern Camden Cnty, NJ
                Regl Sch Dist Rfdg
                (FGIC Insd) (a)                           *        03/01/07              1,538,724
       1,555    Eastern Camden Cnty, NJ
                Regl Sch Dist Rfdg
                (FGIC Insd) (a)                           *        03/01/08              1,431,502
       2,895    Essex Cnty, NJ Impt
                Auth Rev Cnty Gtd Proj
                Consldtn Rfdg (MBIA Insd)               5.125      10/01/20              3,134,764
       3,880    New Jersey Econ Dev
                Auth Mtr Veh Rev Ser A
                (MBIA Insd)                             5.000      07/01/22              4,140,115
       1,500    New Jersey Econ Dev
                Auth Rev Cigarette Tax                  5.750      06/15/29              1,609,215
      25,000    New Jersey Econ Dev
                Auth St Contract Econ
                Recovery (MBIA Insd)                    5.900      03/15/21             30,105,000
       2,825    New Jersey St Ed Fac
                Auth Higher Ed Cap Impt
                Ser A (AMBAC Insd)                      5.250      09/01/19              3,094,816
       3,500    New Jersey St Tpk Auth
                Tpk Rev Ser C (FSA Insd)                6.500      01/01/16              4,205,530
       5,000    New Jersey St Tpk Auth
                Tpk Rev Ser C-1 (AMBAC Insd)            5.000      01/01/35              5,192,850
       1,000    New Jersey St Trans Tr
                Fd Auth Trans Sys Ser A                 5.750      06/15/18              1,161,040
       3,000    Newark, NJ Hsg Auth
                Port Auth Newark Marine
                Terminal (MBIA Insd)                    5.000      01/01/37              3,138,330
       1,250    Passaic Cnty, NJ Impt
                Auth Rev Preakness
                Hlthcare Ctr Proj
                (AMBAC Insd)                            5.000      05/01/30              1,318,025
                                                                                    ---------------
                                                                                        61,510,431
                                                                                    ---------------

                NEW MEXICO    0.3%
       1,500    Jicarilla, NM Apache
                Nation Adj Ser A
                (Acquired 10/23/03,
                Cost $1,514,910) (d)                    5.000      09/01/18              1,563,915
                                                                                    ---------------

                NEW YORK    15.8%
       1,670    Long Island Pwr Auth,
                NY Elec Cap Apprec (FSA Insd)             *        06/01/18                990,544
      14,000    Metropolitan Trans Auth
                NY Ser A Rfdg (FSA Insd)                5.000      11/15/30             14,647,360
       3,000    Metropolitan Trans Auth
                NY Ser A Rfdg (FGIC Insd)               5.250      11/15/31              3,237,000
          85    New York City Adj Sub
                Ser A-1                                 6.545      08/01/12                 85,202
       2,625    New York City Hlth &
                Hosp Corp Rev Hlth Sys
                Ser A (AMBAC Insd)                      5.000      02/15/11              2,824,290
       5,000    New York City Mun Wtr
                Fin Ser A (MBIA Insd)                   5.000      06/15/35              5,233,250
       3,000    New York City Mun Wtr
                Fin Ser B                               5.000      06/15/19              3,211,770
       2,500    New York City Muni Wtr
                Fin Auth Wtr & Swr Sys
                Rev Ser D                               5.000      06/15/39              2,623,300
       7,000    New York City Ser A                     6.250      08/01/08              7,325,220
       3,000    New York City Ser G                     5.000      12/01/27              3,139,980
       1,000    New York City Ser H                     5.750      03/15/13              1,107,670
       4,000    New York City Ser O                     5.000      06/01/33              4,177,080
       4,000    New York City
                Transitional Fin Auth
                Future Tax Secd Ser E                   5.000      02/01/33              4,174,080
       1,000    New York City
                Transitional Future Tax
                Secd Ser C (AMBAC Insd)                 5.250      08/01/22              1,090,380
       1,545    New York St Dorm Auth
                Lease Teachers College
                (FSA Insd)                              5.250      08/15/15              1,684,529

       6,800    New York St Dorm Auth
                Rev City Univ Sys Cons Ser A            5.625      07/01/16              7,750,436
       1,250    New York St Dorm Auth
                Rev Cons City Univ Sys
                A (FSA Insd)                            5.750      07/01/13              1,431,450
       3,000    New York St Dorm Auth
                Rev Sch Dist Fin Pgm
                Ser D (MBIA Insd)                       5.500      10/01/17              3,356,310
       4,200    New York St Dorm Auth
                Rev Secd Hosp N General
                Hosp Rfdg                               5.750      02/15/19              4,673,088
       2,190    New York St Hsg Fin Agy
                Econ Dev & Hsg Ser A (a)                5.250      09/15/20              2,368,879
       1,330    New York St Hsg Fin Agy
                Econ Dev & Hsg Ser A                    5.000      09/15/22              1,402,831
       4,210    Plainedge, NY Un Free
                Sch Dist No. 2063
                (Acquired 7/25/97, Cost
                $4,423,263) (d)                         6.000      06/01/12              4,389,009
       3,000    Triborough Brdg & Tunl
                Auth Gen Purp Ser A                     5.000      01/01/27              3,120,930
       5,000    Triborough Brdg & Tunl
                Auth NY Gen Ser B Rfdg                  5.000      11/15/21              5,298,750
       3,900    Triborough Brdg & Tunl
                Auth NY Rev Rfdg (MBIA Insd)            5.000      11/15/32              4,072,848
       1,000    Westchester Tobacco
                Asset NY                                5.000      06/01/26              1,016,650
                                                                                    ---------------
                                                                                        94,432,836
                                                                                    ---------------

                NORTH CAROLINA    3.8%
       2,000    Johnston Cnty, NC
                (Prerefunded @
                03/01/10) (FGIC Insd)                   5.900      03/01/19              2,262,180
       8,300    North Carolina Muni Pwr
                Agy No 1 Catawba Elec
                Rev Rfdg (MBIA Insd)                    6.000      01/01/12              9,440,503
       6,605    North Carolina Muni Pwr
                Agy Ser A (MBIA Insd)                   5.250      01/01/20              7,183,532
       1,215    University NC
                Wilmington Rev (AMBAC Insd)             5.250      01/01/19              1,327,971
       2,655    Wilmington, NC Ctf Part
                Ser A (AMBAC Insd)                      5.000      06/01/32              2,786,369
                                                                                    ---------------
                                                                                        23,000,555
                                                                                    ---------------

                OHIO 4.3%
       3,950    Cincinnati, OH City Sch
                Dist Sch Impt (FSA Insd)                5.250      06/01/18              4,338,799
       2,630    Cleveland-Cuyahoga
                Cnty, OH Dev Port Auth
                Rev Cleveland Bond Fd
                Ser B (a)                               5.375      05/15/18              2,691,384
       1,000    Columbus, OH City Sch
                Dist Sch Fac Constr &
                Impt (FSA Insd)                         5.250      12/01/21              1,097,790
       1,000    Cuyahoga Cnty, OH Hosp
                Fac Rev Canton Inc Proj                 7.500      01/01/30              1,128,260
       2,350    Franklin Cnty, OH
                Convention Fac Auth Tax
                & Lease Rev Antic Bds
                Rfdg (AMBAC Insd)                       5.250      12/01/17              2,578,162
       2,000    Lebanon, OH City Sch
                Dist (Prerefunded @
                12/01/11) (FSA Insd)                    5.500      12/01/16              2,226,980
       1,000    Lorain Cnty, OH Hosp
                Rev Catholic Hlthcare                   5.375      10/01/30              1,047,130
       2,000    Lorain, OH City Sch
                Dist Classroom Fac Impt
                (MBIA Insd)                             5.250      12/01/20              2,201,980
       1,000    Mahoning Cnty, OH Hosp
                Fac Forum Hlth Oblig
                Group Ser A                             6.000      11/15/32              1,087,510
       1,520    Miami Univ OH Gen Rcpts
                Rfdg (AMBAC Insd)                       5.000      12/01/21              1,623,907
       2,270    Montgomery Cnty, OH
                Hosp Rev Kettering Med
                Ctr Impt & Rfdg (MBIA Insd)             6.250      04/01/20              2,785,540
       2,500    Ohio St Bldg Auth St
                Fac Adult Correction
                Ser A Rfdg (FSA Insd)                   5.500      10/01/12              2,767,950
                                                                                    ---------------
                                                                                        25,575,392
                                                                                    ---------------
                OKLAHOMA    1.1%


       1,240    Kay Cnty, OK Home Fin
                Auth Rev Single Family
                Mtg Ser A Rfdg
                (Escrowed to Maturity)
                (AMBAC Insd)                            7.000      11/01/11              1,464,130
       1,250    Oklahoma City, OK Pub
                Ppty Auth Hotel Tax Rev
                (FGIC Insd)                             5.250      10/01/29              1,359,288
       1,245    Oklahoma Hsg Fin Agy
                Single Family Rev Mtg
                Class B (AMT) (GNMA
                Collateralized)                         7.997      08/01/18              1,264,385
       2,390    Sallisaw, OK Muni Auth
                Util Sys Rev (XLCA Insd)                5.000      01/01/35              2,505,700
                                                                                    ---------------
                                                                                         6,593,503
                                                                                    ---------------

                OREGON    1.6%
       4,000    Oregon Hlth Sciences
                Univ Insd Ser A (MBIA Insd)             5.250      07/01/22              4,361,120
       1,500    Oregon St Dept Admin
                Ser C Rfdg (MBIA Insd)                  5.250      11/01/17              1,635,420
       3,195    Yamhill Cnty, OR Sch
                Dist No 029
                (Prerefunded @
                06/15/12) (MBIA Insd)(a)                5.250      06/15/18              3,521,082
                                                                                    ---------------
                                                                                         9,517,622
                                                                                    ---------------

                PENNSYLVANIA    5.7%
         385    Allegheny Cnty, PA San
                Auth Swr (MBIA Insd)                    5.500      12/01/30                422,815
       2,115    Allegheny Cnty, PA San
                Auth Swr (Prerefunded @
                12/01/10) (MBIA Insd)                   5.500      12/01/30              2,359,261
       3,850    Greater Latrobe, PA Sch
                Auth (Prerefunded @
                04/01/12) (FGIC Insd)(a)                5.250      04/01/16              4,244,009
         210    Lehigh Cnty, PA Gen
                Purp Auth Rev First Mtg
                Bible Fellowship Proj A Rfdg            5.000      12/15/05                210,130
         275    Lehigh Cnty, PA Gen
                Purp Auth Rev First Mtg
                Bible Fellowship Proj A
                Rfdg (a)                                5.100      12/15/06                276,499
         295    Lehigh Cnty, PA Gen
                Purp Auth Rev First Mtg
                Bible Fellowship Proj A
                Rfdg (a)                                5.250      12/15/07                298,198
         210    Lehigh Cnty, PA Gen
                Purp Auth Rev First Mtg
                Bible Fellowship Proj A Rfdg            5.300      12/15/08                213,129
         320    Lehigh Cnty, PA Gen
                Purp Auth Rev First Mtg
                Bible Fellowship Proj A
                Rfdg (a)                                5.300      12/15/09                321,866
         240    Lehigh Cnty, PA Gen
                Purp Auth Rev First Mtg
                Bible Fellowship Proj A Rfdg            5.400      12/15/10                240,780
       2,700    Pennsylvania Econ Dev
                Fin Auth Res Recovery
                Rev Colver Proj Ser D (AMT)             7.150      12/01/18              2,758,212
       1,000    Pennsylvania St Higher
                Ed UPMC Hlth Sys Ser A                  6.250      01/15/18              1,122,410
       1,000    Philadelphia, PA Auth
                Indl Dev Philadelphia
                Arpt Sys Proj Ser A
                (AMT) (FGIC Insd)                       5.125      07/01/19              1,051,660
       2,600    Philadelphia, PA Auth
                Indl Ser B (FSA Insd)                   5.500      10/01/16              2,889,666
       3,200    Philadelphia, PA Gas
                Wks Rev 1998 Gen
                Ordinance 4th Ser (FSA Insd)            5.250      08/01/19              3,466,016
       4,305    Philadelphia, PA Redev
                Auth Rev Neighborhood
                Transformation Ser A
                (FGIC Insd)                             5.250      04/15/11              4,702,868
       5,205    Pittsburgh, PA Ser A
                (AMBAC Insd)                            5.500      09/01/17              5,741,792
       3,500    State Pub Sch Bldg Auth
                PA Sch Rev Lease
                Philadelphia Sch Dist
                Proj (FSA Insd)                         5.000      06/01/33              3,657,815
                                                                                    ---------------
                                                                                        33,977,126
                                                                                    ---------------

                RHODE ISLAND    0.5%
       2,495    Rhode Island St Hlth &
                Ed Higher Ed Johnson &
                Wales Rfdg (XLCA Insd)                  5.375      04/01/18              2,718,727
                                                                                    ---------------

                SOUTH CAROLINA    1.7%
       2,000    Rock Hill, SC Util Sys
                Rev Comb Ser A Impt &
                Rfdg (FSA Insd)                         5.375      01/01/18              2,203,360
         475    Rock Hill, SC Util Sys
                Rev Comb Ser C Rfdg
                (FSA Insd)                              5.125      01/01/13                511,851
       1,500    South Carolina Jobs
                Econ Dev Auth Indl Rev
                Elec & Gas Co Proj Ser
                A (AMBAC Insd)                          5.200      11/01/27              1,612,680
       5,000    South Carolina Trans
                Infrastructure Bk Rev
                Ser A (AMBAC Insd)                      5.000      10/01/33              5,240,500
         500    Tobacco Settlement Rev
                Mgmt Auth SC Tob
                Settlement Rev Ser B                    6.000      05/15/22                533,140
                                                                                    ---------------
                                                                                        10,101,531
                                                                                    ---------------

                SOUTH DAKOTA    0.3%
       1,905    Minnehaha Cnty, SD Ctf
                Ltd Tax (FSA Insd) (a)                  5.000      12/01/19              2,045,132
                                                                                    ---------------

                TENNESSEE    1.6%
       4,000    Johnson City, TN Hlth &
                Ed Fac Brd Hosp Rev
                First Mtg Mtn St Hlth
                Ser A Rfdg (MBIA Insd)                  7.500      07/01/25              5,016,520
       2,500    Memphis, TN
                (Prerefunded @10/01/06)                 5.250      10/01/14              2,596,450
       1,000    Metropolitan Nashville
                Arpt Auth TN Impt Ser A
                Rfdg (FGIC Insd)                        6.600      07/01/14              1,159,350
         790    Tennessee Hsg Dev Agy
                Home Ownership Pgm 2-A (AMT)            5.700      07/01/31                821,126
                                                                                    ---------------
                                                                                         9,593,446
                                                                                    ---------------

                TEXAS    10.7%
       1,000    Brazos Cnty, TX Hlth
                Fac Dev Oblig Grp                       5.375      01/01/32              1,037,310
       1,350    Cameron Cnty, TX Ctf
                Oblig (Prerefunded @
                02/15/10) (AMBAC Insd) (a)              5.750      02/15/14              1,476,927
       2,500    Coastal Bend Hlth Fac
                Dev, TX Ser C (Inverse
                Fltg) (Escrowed to
                Maturity) (AMBAC Insd) (h)              8.138      11/15/13              3,262,625
       2,420    Dallas Cnty, TX Cmnty
                College Dist Rev Fin
                Sys (AMBAC Insd) (a)                    5.375      02/15/16              2,607,502
       2,000    Harris Cnty, TX Toll Rd
                Sub Lien Rfdg                           5.000      08/01/33              2,034,280
       5,000    Harris Cnty-Houston, TX
                Sports Auth Spl Rev Jr
                Lien Ser B Rfdg (MBIA Insd)             5.250      11/15/40              5,240,900
       3,345    Houston, TX Hotel
                Occupancy Tax Convtn &
                Entertnmnt Ser B (AMBAC Insd)           5.750      09/01/14              3,732,652
       6,790    Houston, TX Indpt Sch
                Dist Pub Fac Corp Lease
                Rev Cap Apprec West
                Side Ser B (AMBAC Insd)(a)                *        09/15/14              4,638,724
         130    Houston, TX Pub Impt &
                Rfdg (FSA Insd)                         5.750      03/01/15                143,554
      10,000    Houston, TX Util Sys
                Rev First Lien Ser A
                Rfdg (FSA Insd)                         5.250      05/15/21             10,852,800
       4,000    Houston, TX Util Sys
                Rev First Lien Ser A
                Rfdg (FGIC Insd)                        5.250      05/15/23              4,328,840
       4,825    Lake Dallas, TX Indpt
                Sch Dist Bldg Rfdg (PSF Gtd)            5.000      08/15/37              5,037,155
       3,860    Mabank, TX Indpt Sch
                Dist (PSF Gtd)                          5.125      08/15/35              4,037,135
       1,250    Matagorda Cnty, TX
                Navig Dist No 1 Rev
                Coll Ctrpoint Energy
                Proj Rfdg                               5.600      03/01/27              1,314,488
       1,000    Mesquite, TX Hlth Fac
                Dev Christian Care
                Retirement Fac Ser A                    7.625      02/15/28              1,088,260
       1,400    Metropolitan Hlth Fac
                Dev Corp TX Wilson N
                Jones Mem Hosp Proj                     7.250      01/01/31              1,449,042
       4,000    North Central, TX Hlth
                Fac Dev Hosp Childrens
                Med Ctr Dallas (AMBAC Insd)             5.250      08/15/32              4,248,760
       3,803    Region One Ed Svc Ctr
                Sub Tech Fac Proj
                (Acquired 12/30/97,
                Cost $3,889,679) (d)                    6.590      12/15/17              3,874,733


       1,024    Texas Gen Svc Comm Part Int             7.250      08/01/11              1,027,164
       3,920    Texas Muni Pwr Agy Rev
                (MBIA Insd)                               *        09/01/15              2,564,621
          80    Texas Muni Pwr Agy Rev
                (Escrowed to Maturity)
                (MBIA Insd)                               *        09/01/15                 52,806
                                                                                    ---------------
                                                                                        64,050,278
                                                                                    ---------------

                VIRGINIA    2.6%
       1,320    Fairfax Cnty, VA Ctf Part               5.300      04/15/23              1,423,712
       1,500    Henrico Cnty, VA Indl
                Dev Auth Pub Fac Lease
                Rev Henrico Cnty Regl
                Jail Proj (Prerefunded
                @ 08/01/05)                             7.125      08/01/21              1,530,390
       1,630    Richmond, VA (FSA Insd)                 5.125      01/15/08              1,714,027
       1,340    Richmond, VA (FSA Insd)                 5.500      01/15/10              1,467,340
       2,790    Tobacco Settlement Fin
                Corp VA Asset Bkd                       5.500      06/01/26              2,944,901
       1,000    Tobacco Settlement Fin
                Corp VA Asset Bkd                       5.625      06/01/37              1,055,750
       5,000    Virginia St Pub Sch
                Auth Sch Fin 1997
                Resolution Ser C                        5.000      08/01/20              5,350,950
                                                                                    ---------------
                                                                                        15,487,070
                                                                                    ---------------

                WASHINGTON    5.1%
       5,000    Bellevue, WA Convention
                Ctr Auth Spl Oblig Rev
                Rfdg (MBIA Insd)                          *        02/01/24              2,108,800
       3,000    Clark Cnty, WA Pub Util
                Dist No. 001 Gen Sys
                Rev Rfdg (FSA Insd)                     5.625      01/01/12              3,271,200
       5,000    Cowlitz Cnty, WA Spl
                Swr Rev CSOB Wastewtr
                Treatment Rfdg (FGIC Insd)              5.500      11/01/19              5,746,750
       3,000    Energy Northwest WA
                Elec Rev Proj No 3 Ser
                A Rfdg (FSA Insd)                       5.500      07/01/18              3,304,680
       5,000    King Cnty, WA Ser B
                Rfdg (MBIA Insd)                        5.250      01/01/34              5,248,550
       1,500    Port Seattle, WA Rev
                Inter Lien Ser A Rfdg
                (MBIA Insd)                             5.000      03/01/35              1,578,735
       1,000    Port Seattle, WA Rev
                Ser B (AMT) (MBIA Insd)                 5.625      02/01/24              1,076,580
       4,915    Seattle, WA Wtr Sys Rev
                (MBIA Insd)                             5.000      09/01/34              5,150,674
       1,345    Tacoma, WA Elec Sys Rev
                Ser A Rfdg (FSA Insd)                   5.750      01/01/15              1,496,985
       1,750    Washington St Pub Pwr
                Supply Sys Nuclear Proj
                No 1 Rev (MBIA Insd)                    5.750      07/01/12              1,830,010
                                                                                    ---------------
                                                                                        30,812,964
                                                                                    ---------------

                WEST VIRGINIA    1.1%
       6,550    Harrison Cnty, WV Cnty
                Cmnty Solid Waste Disp
                Rev Potomac Edison Co
                Ser A (AMT) (MBIA Insd) (a)             6.875      04/15/22              6,571,746
                                                                                    ---------------

                WISCONSIN    1.6%
       4,000    Central Brown Cnty Wtr
                Auth Wtr Sys Rev WI
                (AMBAC Insd)                            5.000      12/01/30              4,226,360
       5,000    Wisconsin St Hlth & Ed
                Fac Auth Mercy Hlth Sys
                Corp (AMBAC Insd)                       5.500      08/15/25              5,357,750
                                                                                    ---------------
                                                                                         9,584,110
                                                                                    ---------------

                GUAM    0.9%
       5,000    Guam Pwr Auth Rev Ser A
                (AMBAC Insd)                            5.250      10/01/34              5,358,200
                                                                                    ---------------

                PUERTO RICO    1.0%
       2,000    Puerto Rico Muni Fin
                Agy Ser A (FSA Insd)                    5.250      08/01/20              2,187,180
       3,500    Puerto Rico Pub Bldg
                Auth Rev Govt Fac Ser I
                (Comwth Gtd)                            5.250      07/01/33              3,749,480
                                                                                    ---------------
                                                                                         5,936,660
                                                                                    ---------------

TOTAL LONG-TERM INVESTMENTS    149.0%
   (Cost $841,861,520)                                                                 893,161,114

SHORT-TERM INVESTMENTS    0.6%
   (Cost $3,900,000)                                                                     3,900,000
                                                                                    ---------------

TOTAL INVESTMENTS    149.6%
   (Cost $845,761,520)                                                                 897,061,114

OTHER ASSETS IN EXCESS OF LIABILITIES    0.5%                                            2,694,623

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (50.1%)                         (300,242,910)
                                                                                    ---------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                    $  599,512,827
                                                                                    ===============


Percentages are calculated as a percentage of net assets applicable to common shares.

*        Zero coupon bond

(a)      The Trust owns 100% of the bond issuance.

(b)      Securities purchased on a when-issued or delayed delivery basis.

(c) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(d) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.0% of net assets applicable to common shares.

(e) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(g)      Security converts to a fixed coupon rate at a predetermined date.

(h) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.


ACA          - American Capital Access
AMBAC        - AMBAC Indemnity Corp.
AMT          - Alternative Minimum Tax
Comwth Gtd   - Commonwealth of Puerto Rico
FGIC         - Financial Guaranty Insurance Co.
FSA          - Financial Security Assurance Inc.
GNMA         - Government National Mortgage Association
MBIA         - Municipal Bond Investors Assurance Corp.
PSF          - Public School Fund
XLCA         - XL Capital Assurance Inc.


Future contracts outstanding as of July 31, 2005:

SHORT CONTRACTS:                                                                          UNREALIZED
                                                                                         APPRECIATION/
                                                                   CONTRACTS             DEPRECIATION
   U.S. Treasury Notes 5-Year Futures September 05
   (Current Notional Value of $107,203 per contract)                    484              $    765,659

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005